Matthews India FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 102.4%
	Shares	Value
Financials: 32.6%
Banks: 19.2%
HDFC Bank, Ltd.	5,699,895	$61,084,101
ICICI Bank, Ltd.	2,735,518	41,457,454
State Bank of India	1,319,190	12,950,121
Axis Bank, Ltd.	811,735	10,341,054
Kotak Mahindra Bank, Ltd.	416,943	9,348,396
Federal Bank, Ltd.	1,887,705	4,101,673
		139,282,799
Consumer Finance: 8.6%
Bajaj Finance, Ltd.	2,900,836	32,638,713
Shriram Finance, Ltd.	3,386,006	23,478,056
Cholamandalam Investment and Finance Co., Ltd.	307,406	5,570,374
HDB Financial Services, Ltd.[b]	86,914	734,458
		62,421,601
Insurance: 3.2%
Max Financial Services, Ltd.[b]	702,566	12,470,495
ICICI Lombard General Insurance Co., Ltd.[c,d]	348,290	7,407,199
PB Fintech, Ltd.[b]	173,600	3,329,663
		23,207,357
Capital Markets: 1.3%
360 ONE WAM, Ltd.	447,870	5,159,363
Nippon Life India Asset Management, Ltd.[c,d]	442,714	4,332,981
		9,492,344
Financial Services: 0.3%
Jio Financial Services, Ltd.	539,693	1,779,403
Total Financials		236,183,504

Consumer Discretionary: 26.2%
Hotels, Restaurants & Leisure: 14.3%
Eternal, Ltd.[b]	14,863,002	54,564,101
Swiggy, Ltd.[b]	7,151,292	34,040,493
Le Travenues Technology, Ltd.[b,d]	5,007,276	14,962,262
		103,566,856
Automobiles: 9.3%
Mahindra & Mahindra, Ltd.	631,068	24,355,837
Eicher Motors, Ltd.	217,580	17,179,964
TVS Motor Co., Ltd.	383,083	14,835,867
Maruti Suzuki India, Ltd.	60,234	10,879,206
		67,250,874
Specialty Retail: 0.9%
Cartrade Tech, Ltd.[b]	251,911	6,951,515
Textiles, Apparel & Luxury Goods: 0.9%
Titan Co., Ltd.	178,418	6,764,458
Household Durables: 0.8%
Crompton Greaves Consumer Electricals, Ltd.	1,751,927	5,748,559
Total Consumer Discretionary		190,282,262

	Shares	Value

Information Technology: 9.0%
IT Services: 6.1%
Infosys, Ltd.	1,321,314	$21,490,491
Tata Consultancy Services, Ltd.	216,025	7,031,468
Persistent Systems, Ltd.	109,044	5,933,958
Coforge, Ltd.	312,947	5,613,429
LTIMindtree, Ltd.[c,d]	75,001	4,362,382
		44,431,728
Electronic Equipment, Instruments & Components: 2.1%
Avalon Technologies, Ltd.[b,c,d]	850,418	9,663,567
PG Electroplast, Ltd.	939,746	5,315,015
		14,978,582
Software: 0.8%
AurionPro Solutions, Ltd.	286,164	3,677,026
Zaggle Prepaid Ocean Services, Ltd.[b]	656,904	2,564,832
		6,241,858
Total Information Technology		65,652,168

Consumer Staples: 8.9%
Food Products: 3.8%
Marico, Ltd.	2,247,254	17,660,833
Tata Consumer Products, Ltd.	761,505	9,688,872
		27,349,705
Personal Care Products: 3.7%
Hindustan Unilever, Ltd.	654,782	18,546,378
Godrej Consumer Products, Ltd.	449,614	5,907,838
Honasa Consumer, Ltd.[b]	741,050	2,344,728
		26,798,944
Tobacco: 0.8%
ITC, Ltd.	1,314,889	5,943,817
Beverages: 0.6%
Varun Beverages, Ltd.	864,032	4,316,265
Total Consumer Staples		64,408,731

Health Care: 7.5%
Pharmaceuticals: 4.3%
Neuland Laboratories, Ltd.	136,763	22,539,350
Sun Pharmaceutical Industries, Ltd.	207,775	3,740,337
Lupin, Ltd.	148,625	3,212,913
Zydus Lifesciences, Ltd.	133,863	1,483,963
		30,976,563
Health Care Providers & Services: 2.4%
Metropolis Healthcare, Ltd.[b,c,d]	468,159	10,770,451
Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	786,065	6,571,950
		17,342,401
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	52,759	3,391,897
Health Care Equipment & Supplies: 0.3%
Poly Medicure, Ltd.	111,874	2,455,810
Total Health Care		54,166,671
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Matthews India FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Industrials: 7.4%
Passenger Airlines: 1.5%
InterGlobe Aviation, Ltd.[c,d]	173,569	$10,911,705
Machinery: 1.5%
Cummins India, Ltd.	105,561	4,671,358
Ashok Leyland, Ltd.	2,312,130	3,718,792
Thermax, Ltd.	60,143	2,146,922
		10,537,072
Electrical Equipment: 1.3%
TD Power Systems, Ltd.	733,069	4,876,895
Bharat Heavy Electricals, Ltd.	986,437	2,649,338
Elecon Engineering Co., Ltd.	226,478	1,447,286
		8,973,519
Professional Services: 1.1%
Latent View Analytics, Ltd.[b]	1,778,792	8,182,204
Air Freight & Logistics: 1.0%
Delhivery, Ltd.[b]	1,462,006	7,408,524
Transportation Infrastructure: 0.5%
Gujarat Pipavav Port, Ltd.	2,135,939	3,803,982
Construction & Engineering: 0.5%
Techno Electric & Engineering Co., Ltd.	250,232	3,759,644
Total Industrials		53,576,650

Energy: 4.4%
Oil, Gas & Consumable Fuels: 4.4%
Reliance Industries, Ltd.	2,087,181	32,058,701
Total Energy		32,058,701

Communication Services: 4.0%
Wireless Telecommunication Services: 4.0%
Bharti Airtel, Ltd.	1,357,390	28,708,107
Total Communication Services		28,708,107

Materials: 2.4%
Construction Materials: 1.4%
UltraTech Cement, Ltd.	75,360	10,376,597
Chemicals: 1.0%
Asian Paints, Ltd.	205,466	5,437,582
PI Industries, Ltd.	35,846	1,417,599
		6,855,181
Total Materials		17,231,778

TOTAL COMMON EQUITIES		742,268,572
(Cost $635,096,488)
PREFERRED EQUITIES: 0.0%
	Shares	Value
Consumer Discretionary: 0.0%
Automobiles: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	1,594,296	$188,538
Total Consumer Discretionary		188,538

TOTAL PREFERRED EQUITIES		188,538
(Cost $0)

Total Investments: 102.4%		742,457,110
(Cost $635,096,488)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (2.4%)		(17,208,694)
Net Assets: 100.0%		$725,248,416

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $47,448,285, which is 6.54% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $188,538 and 0.03% of net assets.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2  MATTHEWS ASIA FUNDS